MINERAL PROPERTIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 D Y
Mineral Properties 1	30
Mineral Properties 2	$ 30,000
Mineral Properties 3	167
Mineral Properties 4	180
Mineral Properties 5	55.00%
Mineral Properties 6	55.00%
Mineral Properties 7	425,000
Mineral Properties 8	100,000
Mineral Properties 9	325,000
Mineral Properties 10	90
Mineral Properties 11	1,000,000
Mineral Properties 12	4,425,000
Mineral Properties 13	500,000
Mineral Properties 14	1,000,000
Mineral Properties 15	925,000
Mineral Properties 16	300,000
Mineral Properties 17	500,000
Mineral Properties 18	1,000,000
Mineral Properties 19	411,440
Mineral Properties 20	100.00%
Mineral Properties 21	15,000
Mineral Properties 22	5,000
Mineral Properties 23	125,000
Mineral Properties 24	1,000,000
Mineral Properties 25	260,000
Mineral Properties 26	135,000
Mineral Properties 27	20,000
Mineral Properties 28	25,000
Mineral Properties 29	135,000
Mineral Properties 30	15,000
Mineral Properties 31	100,000
Mineral Properties 32	100,000
Mineral Properties 33	20,000
Mineral Properties 34	$ 500